Financial Liabilities - Additional Information (Detail)		6 Months Ended		12 Months Ended
	Jun. 30, 2017 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2011 EUR (€)
Disclosure of Detailed Information About Financial Instruments [line items]
Repayment of conditional advance		€ 904,000	€ 648,000
BPI advance [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance				€ 3,000,000
Repayment of conditional advance	€ 150,000
Number of quarterly repayments	20
4th OSEO contract [member] | Collaborative research and clinical development [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance		€ 1,768,489
Number of monthly repayments		13
3rd OSEO contract [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance					€ 640,000